Stephen M. Lynch 704-377-8355 Direct Phone 704-373-3955 Direct Fax slynch@rbh.com rbh.com

May 4, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Attn:    Jay Ingram

            Legal Branch Chief

Re:	EnPro Industries, Inc.

Registration Statement on Form S-4

Filed March 26,

Registration No. 333-203020

Dear Mr. Ingram:

This letter is being furnished on behalf of EnPro Industries, Inc. (the “Company”) in response to comments contained in the letter dated April 22, 2015 from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) to the Company with respect to the Company’s Registration Statement on Form S-4 (Registration No. 203020) filed on March 26, 2015 (the “Registration Statement”).

The text of each of the Staff’s comments is set forth below in italics. The responses to the Staff’s comments included herein are the responses of the Company, which we have been authorized to provide.

The Company is concurrently filing Amendment No. 1 on Form S-4/A (“Amendment No. 1”) which, among other things, amends the Registration Statement as indicated below. Amendment No. 1 also includes changes to update the prospectus for developments since the date the Registration Statement was filed, including updating financial information to reflect the filing earlier today of the Company’s Quarterly Report on Form 10-Q for the period ended March 31, 2015 and incorporating that report by reference.

SEC Comment:

Ratio of Earnings to Fixed Charges, page 45

1.	Please expand your disclosures to explain why you are using one-third of total rental expense in your determination of fixed charges. It appears that this may represent an estimate of the interest within rental expense pursuant to the Instructions of Item 503(d) of Regulation S-K. If so, please disclose how you arrived at this estimate.

Robinson Bradshaw & Hinson, P.A. • Attorneys at Law • 101 North Tryon Street, Suite 1900 • Charlotte, NC 28246 • 704.377.2536

United States Securities and Exchange Commission

May 4, 2015

Company Response:

Amendment No. 1 revises the disclosure on page 45 to indicate that one-third of the rental expense has been used as an estimate of interest within rental expense because the Company believes that is a reasonable approximation of the interest factor. The Company supplementally advises the Staff that it believes that its approximation of the interest factor included in rental expense is consistent with the approximation used by numerous other public companies.

SEC Comment:

Exhibit List

2.	Please file or incorporate by reference the charters and bylaws for EnPro Industries, Inc. and for each subsidiary guarantor as number (3) exhibits. Refer to Item 601(b)(3) of Regulation S-K.

Company Response:

Footnote 1 to the Exhibit Table included in Item 601 of Regulation S-K provides: “An exhibit need not be provided by a company if: (1) With respect to such company an election has been made under Form S-4 or F-4 to provide information about such company at a level prescribed by Form S-3 or F-3; and (2) the form, the level of which has been elected under Form S-3 or F-4, would not require such company to provide such exhibit if it were registering a primary offering.”

The Company represents to the Staff that it satisfies (and that at the time of filing of the Registration Statement it satisfied) the eligibility requirements for use of Form S-3 set forth in General Instruction I(A) and (B) to Form S-3, including the requirement for a primary offering under General Instruction I(B)(1). The Company further represents to the Staff that each of the subsidiary guarantors satisfies (and that at the time of filing of the Registration Statement each of the subsidiary guarantors satisfied) the eligibility requirements for use of Form S-3 set forth in General Instruction I(C) to Form S-3, specifically clause 4 of such General Instruction. Because the Exhibit Table included in Item 603 of Regulation S-K provides that articles of incorporation and bylaws are not required as exhibits to a registration statement on Form S-3, the Company respectfully submits that the filing of the charters and bylaws (or corresponding instruments) of the Company and each subsidiary guarantor is not required under Item 601(b)(3) of Regulation S-K.

United States Securities and Exchange Commission

May 4, 2015

SEC Comment:

Exhibit 5.1 – Opinion of Robinson, Bradshaw & Hinson, P.A.

3.	Counsel may not make the assumption contained in opinion (2) on page 2. Either provide counsel’s basis for such assumption in light of the applicable requirements for legal opinions or delete the reference.

Company Response:

The Company respectfully submits that counsel in the opinion letter filed as Exhibit 5.1 to the Registration Statement may make this assumption in its legal opinion since the matter being assumed is specifically addressed in the other filed legal opinions. The assumption is being made only with respect to the due authorization of the indenture by the “Other Guarantors.” The term, “Other Guarantors,” is defined in that opinion to be the subsidiary guarantors organized under the laws of the states of California, Pennsylvania, Colorado, Michigan and Texas. The Registration Statement, together with Amendment No. 1, includes separate legal opinions by counsel licensed in each of California, Pennsylvania, Colorado, Michigan and Texas addressing the due authorization of the indenture by each respective Other Guarantor. Accordingly, the assumption included in opinion (2) on page 2 of the opinion filed as Exhibit 5.1 does not, to use the words of Section II.B.3.a of Staff Legal Bulletin No. 19, “‘assume away’ the relevant issue” because the relevant issue—the due authorization of the indenture of the Other Guarantors—is appropriately addressed in filed opinions issued by counsel licensed to practice in the each state whose laws govern the authorization of the indenture by the respective Other Guarantor. Because the assumption is limited to “Other Guarantors,” counsel in the opinion letter filed as Exhibit 5.1 has made no such assumption with respect to the remaining subsidiary guarantors, which are organized in North Carolina and Delaware. The Company respectfully submits that, when viewed together, the opinion letters filed as exhibits to the Registration Statement, together with Amendment No.1, appropriately provide the opinions required under Item 601(b)(5) of Regulation S-K.

SEC Comment:

4.	We note reference in opinion (2) to the indenture being a legal, valid and binding obligation of the guarantors. When debt securities are guaranteed, counsel must opine that each guarantee will be the binding obligation of its guarantor since the guarantee is a separate security. Please explain your reference to the indenture or delete the reference. Refer to Section II.B.1.e of Staff Legal Bulletin No. 19.

Company Response:

In such opinion, the term “Indenture” is defined to be the Indenture dated as of September 16, 2014 by and among the Company, the guarantors party thereto and U.S. Bank National Association, as trustee (the “Trustee”), as supplemented by a First Supplemental Indenture dated as of January 16, 2015, among Technetics Group Oxford, Inc. (formerly known as Fabrico, Inc.), the Company and the Trustee and a Second Supplemental Indenture dated as of March 13, 2015 among Advanced Transit Dynamics, Inc., the Company and the Trustee. The guarantee obligations of the subsidiary guarantors are established by Section 10.01 of the Indenture, and the other terms governing such guarantees are set forth in the remaining provisions of Article X of the Indenture. There are no instruments or documents creating or governing the subsidiary guarantors’ guarantee obligations with respect to the notes other than the Indenture. The Company respectfully submits that the opinion is correctly stated by referring to the “Indenture” because such instrument is the only instrument or document creating or governing the guarantees made by the subsidiary guarantors.

United States Securities and Exchange Commission

May 4, 2015

SEC Comment:

Exhibit 5.6 – Opinion of Gardere Wynne Sewell, LLP

5.	Counsel may not assume the matters contained in subsection (a) on page 2 beginning with “[t]he due authorization by all requisite corporate action. . . .” Either provide counsel’s basis for assuming such readily ascertainable matters or delete the reference. Refer to Section II.B.3.a of Staff Legal Bulletin No. 19.

Company Response:

A revised opinion of counsel has been filed as Exhibit 5.6 to Amendment No. 1 which does not include the assumption referenced in the Staff’s comment.

SEC Comment:

6.	Please have counsel remove subsection (c) on page 2 beginning with “[t]he opinion expressed in Paragraph 1 is rendered . . .” that the opinion is based solely upon a certificate issued by the Secretary of State of the State of Texas dated March 25, 2015 and a print-out of Franchise Tax Account Status dated March 25, 2015, or clarify that counsel has reviewed all other documents as necessary to render its legal opinion.

Company Response:

In the revised opinion filed as Exhibit 5.6, counsel has clarified that this qualification applies only to that portion of its opinion in Paragraph 1 regarding the “existence” of the Texas subsidiary guarantor. In addition, in the second paragraph on page 1 of such opinion, counsel states:

In rendering the opinions expressed herein, we have reviewed such matters of law and examined original, or copies certified or otherwise identified, of the Certificate of Limited Partnership of the Partnership, the Agreement of Limited Partnership of Stemco LP dated as of December 28, 2004, resolutions of the general and limited partners of the Partnership, the Registration Statement, an executed copy of the Indenture, and such other documents, records, agreements and certificates as we have deemed necessary as a basis for the opinions expressed herein.

*     *     *     *     *

United States Securities and Exchange Commission

May 4, 2015

The Company confirms that its request for acceleration of the Registration Statement will include its written statement acknowledging that:

•	should Commission or the staff acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•	the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you or any other member of the Staff has any further questions or comments concerning the Company’s responses, you may contact me at (704) 377-8355.

Very truly yours,

Robinson Bradshaw & Hinson, P.A.

/s/ Stephen M. Lynch

Stephen M. Lynch

cc:    Robert S. McLean, Vice President, General Counsel and Secretary

         Kamyar Daneshvar, Staff Attorney (Via Email)